UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

 ========================================================

       SEMIANNUAL REPORT
       USAA TAX EXEMPT INTERMEDIATE-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2014

 ========================================================

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

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PRESIDENT'S MESSAGE

"SMALL DECISIONS TODAY, AS YOU WORK TO
GROW YOUR SAVINGS AND BUILD YOUR PORTFOLIO,         [PHOTO OF BROOKS ENGLEHARDT]
CAN HAVE A BIG IMPACT IN THE FUTURE."

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NOVEMBER 2014

In the financial markets, nothing should be taken for granted. During the reporting period, a number of so-called "experts" predicted that longer-term interest rates would rise after the Federal Reserve (the Fed) began reducing (or tapering) its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month in an effort to push down long-term interest rates and stimulate economic growth.) However, instead of longer-term interest rates rising, they fell. They continued to trend down through much of the reporting period as the Fed continued tapering its asset purchases. Although interest rates spiked during September of this year, the increase was temporary and seemed to be a reaction to improved U.S. economic data, speculation about the timing of Fed short-term interest rate cuts, and growing geopolitical concerns, including extremist threats in the Middle East. At the end of the reporting period, longer-term interest rates were lower than they were at the beginning of the period.

The investment environment is multi-faceted, and short-term market moves can be influenced by many different things. It is therefore vital, I believe, to have an investment plan - one that is based on your financial objectives, time horizon, and risk tolerance. Small decisions today, as you work to grow your savings and build your portfolio, can have a big impact in the future.

At USAA Investments, we have believed for some time that longer-term interest rates were likely to remain lower for longer than many market participants expected. The U.S. economic recovery remains fragile. Growth contracted during the first quarter, with U.S. gross domestic product (GDP) declining 2.1%. Although GDP reportedly grew 4.6% in the second quarter, economic growth in the first half of 2014 was lower than many expected at the beginning of the calendar year. In addition, the global economy has slowed. Growth has stagnated in a number of euro zone countries, and Europe could potentially experience a new recession. China's economy has unexpectedly softened amid a slump in that country's real estate sector, while Japan's second-quarter change in GDP was weaker than anticipated. Meanwhile, geopolitical tensions sparked dramatic

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

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headlines during the reporting period and are likely to persist. Shareholders must try to look through the media noise and focus on information relevant to their investment plan.

Eventually, longer-term interest rates may start to rise, and we expect the increase to be more gradual than the markets seem to believe. Once interest rates do rise, bond prices will fall (bond prices move in the opposite direction of interest rates). However, this will be offset, we believe, in part by the income generated by those bonds. We also expect that our USAA fixed-income portfolio managers will have the opportunity to reinvest and achieve higher yields. It is our view that, in the coming months, you should expect the majority of your potential total return to come from the income generated by your bond funds.

Meanwhile, we believe that tax-exempt bonds are likely to remain attractive, perhaps more so given that marginal income tax rates are higher today than they were a few years ago. We expect many investors to continue favoring them for the tax-free income they provide.

At the same time, most money market funds are yielding almost zero percent.
Some shareholders may find that other investments, such as short duration bond funds - which generally offer higher yields than money markets - could be attractive alternatives. If you would like to review your investment plan to ensure it still matches your time horizon, investment goals, and risk tolerance, please do not hesitate to call one of our financial advisors. They can also help you determine if it might be appropriate to rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

From all of us here at USAA Investments, thank you for your continued investment in our family of tax-exempt mutual funds. We will continue working hard on your behalf.

Sincerely,

/s/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        39

    Financial Statements                                                     41

    Notes to Financial Statements                                            44

EXPENSE EXAMPLE                                                              57

ADVISORY AGREEMENT(S)                                                        59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) PROVIDES
INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities, the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is between three and 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF REGINA G. SHAFER]                       [PHOTO OF DIEDERIK OLIJSLAGER]
REGINA G. SHAFER, CFA                             DIEDERIK OLIJSLAGER
USAA Asset Management Company                     USAA Asset Management Company

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o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market advanced during the reporting period, supported by an imbalance in supply and demand. New issuances of tax-exempt bonds remained extremely light - well below historical norms - throughout the period as state and local governments hesitated to take on new debt. Meanwhile, demand was strong as investors sought higher-yielding securities and continued to favor municipal securities for their tax advantage. At the same time, geopolitical worries drove a flight to quality assets.

    Municipal bond prices also benefited from strength in the U.S. Treasury market; the municipal bond market tends to follow the U.S. Treasury market over time. Intermediate-term U.S. Treasury yields trended down for much of the reporting period before spiking in late August through mid-September. Stronger U.S. economic data and speculation about the timing of short-term interest rate hikes by the Federal Reserve were the prime catalysts. In late September, intermediate-term U.S. Treasury yields fell back to end the reporting period lower than they began.

    Municipal bonds outperformed U.S. Treasuries during the reporting period. As a result, the difference in yields between AAA-rated tax-exempt bonds and U.S. Treasuries returned to historic averages. At the same time, municipal credit spreads narrowed as investors sought higher yields in riskier assets. (Municipal credit spreads are the difference in yields between municipal bonds with similar maturities but different credit ratings.)

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2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    Overall, during the reporting period, municipal credit quality remained solid, as state and local governments continued working to maintain fiscal balance. We expect credit quality to continue to improve further as the U.S. economy strengthens. That said, the size and diversity of the tax-exempt market makes it likely that we will see occasional problems.

o HOW DID THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the six-month period ended September 30, 2014, the Fund Shares and Adviser Shares had a total return of 3.22% and 3.10%, respectively, versus an average return of 2.99% amongst the funds in the Lipper Intermediate Municipal Debt Funds category. This compares to returns of 3.12% for the Lipper Intermediate Municipal Debt Funds Index and 4.12% for the Barclays Municipal Bond Index. The Fund Shares' and Adviser Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 3.53% and 3.32%, respectively, compared to the Lipper category average of 2.35%.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    We maintained our focus on income generation. The Fund's long-term income distribution, not its price appreciation, contributes the majority of its total returns (see page 6). Because of our income focus, the Fund is generally tilted toward bonds in the BBB and A rated categories.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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                                          MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    To help us identify attractive opportunities for the portfolio, we continued to work with our in-house team of credit analysts. We conduct independent credit research on every security we consider for purchase. Issues are selected one at a time based on fundamental analysis, rather than thematic or sector trends, with a focus on the issuer's ability and willingness to repay its debt. We attempt to use credit research both to find value and to avoid potential pitfalls.

    During the reporting period, we continued to maintain a diversified portfolio of more than 500 municipal bonds, primarily of investment-grade quality. Our credit analysts continuously monitored the portfolio's holdings. The Fund continues to be diversified by sector, issuer, and geography, potentially limiting its exposure to an unexpected event. We also seek to avoid bonds subject to the federal alternative minimum tax for individuals.

    Thank you for allowing us to help you with your investment needs.

    Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

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4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND SHARES
(FUND SHARES) (Ticker Symbol: USATX)


--------------------------------------------------------------------------------
                                         9/30/14                   3/31/14
--------------------------------------------------------------------------------

Net Assets                             $3.6 Billion             $3.4 Billion
Net Asset Value Per Share                 $13.56                   $13.36

LAST 12 MONTHS
Tax-Exempt Dividends Per Share            $0.479                   $0.496
Dollar-Weighted Average
Portfolio Maturity(+)                   8.7 Years                8.6 Years


(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/14
--------------------------------------------------------------------------------
3/31/14-9/30/14*             1 YEAR               5 YEARS               10 YEARS

     3.22%                   6.63%                 4.92%                  4.48%


--------------------------------------------------------------------------------
30-DAY SEC YIELD AS OF 9/30/14**               EXPENSE RATIO AS OF 3/31/14***
--------------------------------------------------------------------------------

             1.78%                                          0.55%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED
SEPTEMBER 30, 2014

--------------------------------------------------------------------------------
                     TOTAL RETURN    =    DIVIDEND RETURN    +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS                4.48%        =         4.26%         +         0.22%
5 YEARS                 4.92%        =         4.05%         +         0.87%
1 YEAR                  6.63%        =         3.75%         +         2.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2005-SEPTEMBER 30, 2014

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                  TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
9/30/05               3.33%               4.22%                    -0.89%
9/30/06               4.37%               4.28%                     0.09%
9/30/07               2.43%               4.21%                    -1.78%
9/30/08              -2.92%               4.29%                    -7.21%
9/30/09              13.72%               5.44%                     8.28%
9/30/10               6.35%               4.52%                     1.83%
9/30/11               3.93%               4.41%                    -0.48%
9/30/12               8.34%               4.07%                     4.27%
9/30/13              -0.43%               3.51%                    -3.94%
9/30/14               6.63%               3.75%                     2.88%

                                   [END CHART]

NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/14, and assuming marginal federal tax
rates of:                             28.00%     36.80%*    38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD        DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years            4.26%           5.92%         6.74%        6.96%       7.53%
5 Years             4.05%           5.63%         6.41%        6.62%       7.16%
1 Year              3.75%           5.21%         5.93%        6.13%       6.63%

To match the Fund Shares' closing 30-day SEC Yield of 1.78% on 9/30/2014,

A FULLY TAXABLE INVESTMENT MUST PAY:   2.47%      2.82%      2.91%       3.14%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the federal alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax, which is applied for income over a specific level, depending on the federal income tax filing status.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS           USAA TAX EXEMPT        LIPPER INTERMEDIATE
                   MUNICIPAL         INTERMEDIATE-TERM          MUNICIPAL DEBT
                  BOND INDEX           FUND SHARES               FUNDS INDEX
09/30/04          10,000.00              10,000.00                10,000.00
10/31/04          10,086.05              10,072.62                10,054.00
11/30/04          10,002.86               9,980.29                 9,973.10
12/31/04          10,125.01              10,101.21                10,070.63
01/31/05          10,219.64              10,187.49                10,114.26
02/28/05          10,185.64              10,155.00                10,070.95
03/31/05          10,121.40              10,068.36                 9,996.53
04/30/05          10,281.02              10,227.35                10,127.78
05/31/05          10,353.68              10,300.02                10,185.49
06/30/05          10,417.92              10,351.04                10,235.74
07/31/05          10,370.83              10,293.60                10,181.17
08/31/05          10,475.54              10,398.69                10,268.40
09/30/05          10,404.98              10,335.35                10,215.68
10/31/05          10,341.80              10,274.91                10,162.44
11/30/05          10,391.44              10,326.28                10,203.14
12/31/05          10,480.80              10,413.41                10,273.31
01/31/06          10,509.09              10,439.08                10,299.79
02/28/06          10,579.64              10,515.27                10,344.36
03/31/06          10,506.68              10,442.70                10,283.49
04/30/06          10,503.07              10,421.09                10,280.09
05/31/06          10,549.85              10,473.89                10,328.45
06/30/06          10,510.14              10,432.78                10,287.95
07/31/06          10,635.15              10,556.20                10,395.04
08/31/06          10,792.96              10,706.83                10,530.23
09/30/06          10,868.03              10,786.11                10,592.49
10/31/06          10,936.18              10,838.72                10,642.01
11/30/06          11,027.35              10,925.57                10,707.74
12/31/06          10,988.38              10,886.97                10,670.65
01/31/07          10,960.25              10,872.72                10,647.98
02/28/07          11,104.67              11,010.01                10,761.56
03/31/07          11,077.29              10,974.40                10,750.97
04/30/07          11,110.09              11,011.30                10,778.45
05/31/07          11,060.90              10,957.55                10,736.55
06/30/07          11,003.58              10,896.60                10,696.05
07/31/07          11,088.88              10,959.23                10,764.58
08/31/07          11,041.04              10,875.57                10,757.02
09/30/07          11,204.42              11,047.03                10,887.07
10/31/07          11,254.36              11,086.74                10,917.87
11/30/07          11,326.12              11,120.77                10,991.90
12/31/07          11,357.56              11,095.05                11,012.74
01/31/08          11,500.78              11,247.16                11,192.48
02/29/08          10,974.24              10,712.12                10,791.57
03/31/08          11,287.91              11,021.89                11,022.41
04/30/08          11,420.00              11,133.82                11,084.49
05/31/08          11,489.05              11,221.22                11,150.53
06/30/08          11,359.37              11,112.59                11,040.02
07/31/08          11,402.54              11,110.65                11,089.70
08/31/08          11,535.98              11,234.07                11,209.67
09/30/08          10,995.00              10,724.09                10,789.65
10/31/08          10,882.78              10,449.45                10,667.44
11/30/08          10,917.38              10,410.06                10,686.67
12/31/08          11,076.54              10,281.94                10,762.24
01/31/09          11,481.98              10,825.39                11,198.83
02/28/09          11,542.30              10,870.51                11,153.25
03/31/09          11,544.41              10,887.10                11,146.07
04/30/09          11,775.03              11,152.19                11,335.31
05/31/09          11,899.59              11,408.45                11,463.82
06/30/09          11,788.12              11,314.47                11,372.77
07/31/09          11,985.34              11,529.42                11,561.25
08/31/09          12,190.24              11,711.18                11,682.90
09/30/09          12,627.72              12,195.45                12,017.99
10/31/09          12,362.65              11,997.01                11,781.03
11/30/09          12,464.79              12,114.23                11,960.98
12/31/09          12,506.92              12,161.39                11,984.55
01/31/10          12,572.06              12,240.36                12,049.95
02/28/10          12,693.91              12,361.54                12,168.38
03/31/10          12,663.53              12,310.54                12,102.86
04/30/10          12,817.42              12,464.22                12,219.01
05/31/10          12,913.56              12,554.69                12,302.12
06/30/10          12,921.23              12,552.15                12,304.75
07/31/10          13,082.35              12,705.90                12,464.30
08/31/10          13,381.87              12,973.40                12,716.28
09/30/10          13,360.96              12,969.35                12,674.73
10/31/10          13,323.95              12,926.53                12,644.29
11/30/10          13,057.53              12,696.91                12,454.58
12/31/10          12,804.49              12,505.89                12,274.20
01/31/11          12,710.16              12,400.69                12,208.45
02/28/11          12,912.50              12,616.86                12,382.67
03/31/11          12,869.48              12,592.67                12,346.97
04/30/11          13,099.95              12,791.80                12,534.23
05/31/11          13,323.80              12,988.18                12,710.53
06/30/11          13,370.29              13,065.07                12,740.72
07/31/11          13,506.74              13,192.86                12,855.01
08/31/11          13,737.81              13,361.70                13,027.22
09/30/11          13,879.83              13,481.52                13,082.37
10/31/11          13,828.23              13,443.18                13,030.20
11/30/11          13,909.91              13,541.09                13,127.73
12/31/11          14,174.54              13,777.29                13,360.76
01/31/12          14,502.34              14,088.42                13,614.93
02/29/12          14,516.64              14,091.13                13,618.86
03/31/12          14,422.31              14,011.20                13,506.09
04/30/12          14,588.70              14,180.03                13,657.46
05/31/12          14,709.80              14,298.75                13,742.45
06/30/12          14,694.00              14,302.59                13,719.35
07/31/12          14,926.88              14,482.79                13,898.08
08/31/12          14,943.88              14,520.65                13,911.67
09/30/12          15,034.15              14,603.17                13,991.97
10/31/12          15,076.57              14,657.86                14,021.83
11/30/12          15,324.95              14,909.09                14,219.36
12/31/12          15,135.54              14,767.62                14,060.19
01/31/13          15,198.58              14,830.43                14,102.48
02/28/13          15,244.61              14,916.50                14,157.51
03/31/13          15,178.87              14,894.26                14,113.55
04/30/13          15,345.25              15,024.02                14,238.63
05/31/13          15,157.81              14,882.47                14,066.83
06/30/13          14,728.60              14,511.68                13,733.24
07/31/13          14,599.83              14,458.41                13,689.61
08/31/13          14,391.47              14,296.29                13,543.36
09/30/13          14,701.22              14,540.49                13,778.59
10/31/13          14,817.36              14,653.10                13,881.61
11/30/13          14,786.82              14,623.70                13,842.25
12/31/13          14,749.06              14,614.80                13,817.23
01/31/14          15,036.40              14,860.79                14,028.40
02/28/14          15,212.72              14,997.21                14,160.28
03/31/14          15,238.29              15,020.20                14,132.84
04/30/14          15,421.38              15,164.95                14,276.67
05/31/14          15,619.96              15,320.70                14,418.85
06/30/14          15,633.50              15,318.59                14,411.72
07/31/14          15,661.03              15,350.56                14,435.01
08/31/14          15,850.73              15,484.39                14,567.97
09/30/14          15,866.83              15,503.87                14,574.41

                                   [END CHART]

                       Data from 9/30/04 through 9/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the index because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA TAX EXEMPT                   LIPPER INTERMEDIATE
                INTERMEDIATE-TERM FUND SHARES       MUNICIPAL DEBT FUNDS AVERAGE
09/30/05                     4.21                               3.33
09/30/06                     4.16                               3.40
09/30/07                     4.25                               3.48
09/30/08                     4.78                               3.62
09/30/09                     4.53                               3.77
09/30/10                     4.26                               3.11
09/30/11                     4.23                               2.89
09/30/12                     3.77                               2.53
09/30/13                     3.70                               2.40
09/30/14                     3.53                               2.35

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/05 to 9/30/14.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UTEIX)

--------------------------------------------------------------------------------
                                          9/30/14                   3/31/14
--------------------------------------------------------------------------------
Net Assets                              $30.3 Million            $20.2 Million
Net Asset Value Per Share                  $13.56                    $13.36

LAST 12 MONTHS
Tax-Exempt Dividends Per Share             $0.450                    $0.468

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/14
--------------------------------------------------------------------------------
3/31/14-9/30/14*                 1 YEAR                  SINCE INCEPTION 8/01/10
     3.10%                        6.40%                           4.68%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 9/30/14**
--------------------------------------------------------------------------------
UNSUBSIDIZED              1.37%                 SUBSIDIZED                 1.53%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/14***
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT       0.96%                AFTER REIMBURSEMENT        0.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2014, and is calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day Subsidized SEC Yield of 1.53%
on 9/30/2014, and assuming marginal federal tax
rates of:                             28.00%     36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:   2.13%      2.42%       2.50%       2.70%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the federal alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax, which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS              USAA TAX EXEMPT         LIPPER INTERMEDIATE
                  MUNICIPAL         INTERMEDIATE-TERM FUND         MUNICIPAL DEBT
                 BOND INDEX             ADVISER SHARES              FUNDS INDEX
07/31/10          10,000.00               10,000.00                  10,000.00
08/31/10          10,228.95               10,207.68                  10,202.16
09/30/10          10,212.97               10,202.67                  10,168.82
10/31/10          10,184.68               10,167.09                  10,144.40
11/30/10           9,981.03                9,984.70                   9,992.20
12/31/10           9,787.61                9,832.59                   9,847.48
01/31/11           9,715.50                9,748.28                   9,794.73
02/28/11           9,870.17                9,916.64                   9,934.51
03/31/11           9,837.28                9,895.97                   9,905.86
04/30/11          10,013.45               10,050.71                  10,056.10
05/31/11          10,184.57               10,203.26                  10,197.55
06/30/11          10,220.10               10,261.88                  10,221.77
07/31/11          10,324.40               10,360.40                  10,313.46
08/31/11          10,501.03               10,491.11                  10,451.62
09/30/11          10,609.58               10,583.24                  10,495.87
10/31/11          10,570.14               10,551.47                  10,454.01
11/30/11          10,632.58               10,626.58                  10,532.26
12/31/11          10,834.86               10,810.00                  10,719.21
01/31/12          11,085.43               11,052.37                  10,923.13
02/29/12          11,096.35               11,052.74                  10,926.29
03/31/12          11,024.25               10,988.14                  10,835.82
04/30/12          11,151.44               11,118.74                  10,957.26
05/31/12          11,244.01               11,209.88                  11,025.45
06/30/12          11,231.93               11,210.95                  11,006.91
07/31/12          11,409.94               11,350.27                  11,150.31
08/31/12          11,422.94               11,377.82                  11,161.20
09/30/12          11,491.93               11,440.78                  11,225.64
10/31/12          11,524.36               11,481.61                  11,249.59
11/30/12          11,714.22               11,676.37                  11,408.07
12/31/12          11,569.44               11,563.63                  11,280.36
01/31/13          11,617.62               11,610.80                  11,314.29
02/28/13          11,652.81               11,676.34                  11,358.44
03/31/13          11,602.56               11,656.81                  11,323.17
04/30/13          11,729.74               11,764.81                  11,423.53
05/31/13          11,586.46               11,643.43                  11,285.69
06/30/13          11,258.38               11,351.37                  11,018.05
07/31/13          11,159.95               11,307.72                  10,983.05
08/31/13          11,000.68               11,178.99                  10,865.72
09/30/13          11,237.45               11,368.12                  11,054.44
10/31/13          11,326.23               11,454.22                  11,137.09
11/30/13          11,302.88               11,429.28                  11,105.51
12/31/13          11,274.02               11,420.42                  11,085.44
01/31/14          11,493.66               11,610.77                  11,254.86
02/28/14          11,628.43               11,715.55                  11,360.66
03/31/14          11,647.98               11,731.40                  11,338.65
04/30/14          11,787.93               11,842.39                  11,454.04
05/31/14          11,939.72               11,961.83                  11,568.11
06/30/14          11,950.07               11,958.08                  11,562.39
07/31/14          11,971.12               11,980.86                  11,581.08
08/31/14          12,116.12               12,082.67                  11,687.75
09/30/14          12,128.43               12,095.44                  11,692.91

                                   [END CHART]

                         Data from 7/31/10 through 9/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Adviser Shares to the benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Barclays Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                      o 12-MONTH DIVIDEND YIELD COMPARISON* o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON*]

                            USAA TAX EXEMPT                  LIPPER INTERMEDIATE
                        INTERMEDIATE-TERM FUND              MUNICIPAL DEBT FUNDS
                            ADVISER SHARES                         AVERAGE
09/30/11                         4.02                               2.89
09/30/12                         3.57                               2.53
09/30/13                         3.48                               2.40
09/30/14                         3.32                               2.35

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/11 to 9/30/14.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

*Adviser Shares were initiated on August 1, 2010.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                         o TOP 10 INDUSTRIES - 9/30/14 o

                                (% of Net Assets)

Hospital ................................................................  20.8%
Appropriated Debt .......................................................  10.0%
General Obligation ......................................................   9.7%
Electric Utilities ......................................................   9.5%
Special Assessment/Tax/Fee ..............................................   9.0%
Education ...............................................................   7.9%
Airport/Port ............................................................   5.4%
Toll Roads ..............................................................   4.5%
Electric/Gas Utilities ..................................................   4.0%
Oil & Gas Refining & Marketing ..........................................   3.4%

You will find a complete list of securities that the Fund owns on pages 18-38.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/14 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         5.2%
AA                                                                         34.1%
A                                                                          36.2%
BBB                                                                        20.9%
Below Investment-Grade                                                      1.0%
Unrated                                                                     2.6%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide a third-party analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-38.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

   VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.The enhancements do not guarantee the market values of the securities.

   (INS)    Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================


            Municipal Corp., Build America Mutual Assurance Co., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York Mellon, Citibank, N.A., Dexia Credit Local,
            JPMorgan Chase Bank, N.A., Key Bank, N.A., Landesbank
            Hessen-Thuringen, or Wells Fargo Bank, N.A.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan
            Mortgage Corp., Federal Housing Administration, Federal
            Housing Association Insured Mortgage Nursing Home, or
            Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   EDA      Economic Development Authority
   EDC      Economic Development Corp.
   ETM      Escrowed to final maturity
   IDA      Industrial Development Authority/Agency
   IDC      Industrial Development Corp.
   ISD      Independent School District
   MTA      Metropolitan Transportation Authority
   PRE      Prerefunded to a date prior to maturity
   USD      Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (82.8%)

            ALABAMA (0.6%)
$16,340     Montgomery Medical Clinic Board                         4.75%      3/01/2026   $   16,686
  5,000     Private Colleges and Universities
              Facilities Auth. (INS)                                4.75       9/01/2026        5,080
                                                                                           ----------
                                                                                               21,766
                                                                                           ----------
            ARIZONA (2.3%)
 20,310     Apache County IDA(a)                                    4.50       3/01/2030       21,328
  6,000     Health Facilities Auth.                                 5.00       2/01/2027        6,660
  2,500     Maricopa County Union High School
              District No. 210 (INS) (PRE)                          4.50       7/01/2024        2,582
 15,000     Mohave County IDA                                       7.50       5/01/2019       17,092
  3,270     Phoenix Civic Improvement Corp. (INS)                   5.50       7/01/2024        4,061
  2,115     Phoenix Civic Improvement Corp. (INS)                   5.50       7/01/2025        2,630
  2,680     Pima County IDA                                         4.50       6/01/2030        2,818
  2,000     Pinal County IDA (INS)                                  5.25      10/01/2020        2,082
  1,250     Pinal County IDA (INS)                                  5.25      10/01/2022        1,289
  2,000     Pinal County IDA (INS)                                  4.50      10/01/2025        2,017
  3,540     State (INS)                                             5.00      10/01/2019        4,151
  7,275     State (INS)                                             5.25      10/01/2020        8,481
  1,535     State Univ. (INS) (PRE)                                 5.00       9/01/2024        1,566
  7,180     Univ. Medical Center Corp.                              5.00       7/01/2022        7,341
                                                                                           ----------
                                                                                               84,098
                                                                                           ----------
            ARKANSAS (0.2%)
  3,125     Baxter County                                           5.00       9/01/2026        3,203
  4,000     Independence County (INS)                               4.90       7/01/2022        4,071
                                                                                           ----------
                                                                                                7,274
                                                                                           ----------
            CALIFORNIA (11.1%)
  1,510     Cerritos Community College District                     5.02(b)    8/01/2025        1,074
  1,000     Cerritos Community College District                     5.24(b)    8/01/2027          639
  1,000     Cerritos Community College District                     5.41(b)    8/01/2028          607
 10,000     Chabot-Las Positas Community College District (INS)     4.85(b)    8/01/2022        7,346
  5,000     Chabot-Las Positas Community College District (INS)     4.88(b)    8/01/2023        3,494
  5,000     City and County of San Francisco Airport Commission     5.25       5/01/2022        5,881
  7,000     City and County of San Francisco Airport Commission     5.25       5/01/2023        8,201
  5,000     City and County of San Francisco Airport Commission     4.90       5/01/2029        5,751
  2,000     Coronado Community Dev. Agency (INS)                    5.00       9/01/2024        2,082
  6,810     El Camino Community College District                    4.25(b)    8/01/2026        4,687
  7,665     El Camino Community College District                    4.42(b)    8/01/2027        4,995
  5,500     El Camino Community College District                    4.58(b)    8/01/2028        3,412

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$46,605     Golden State Tobacco Securitization Corp. (INS)         4.17%(b)   6/01/2025   $   33,754
  2,475     Health Facilities Financing Auth.                       5.13       7/01/2022        2,558
  2,000     Health Facilities Financing Auth.                       5.00       8/15/2027        2,292
  5,000     Health Facilities Financing Auth.                       5.25       8/15/2031        5,712
  1,000     Irvine City                                             5.00       9/02/2029        1,101
  5,000     Irvine USD Special Tax District (INS)                   5.25       9/01/2019        5,843
  2,500     Irvine USD Special Tax District (INS)                   4.50       9/01/2020        2,796
  6,745     Kern County Board of Education (INS)                    5.00       6/01/2026        6,933
  1,300     Los Angeles County                                      5.00       3/01/2023        1,546
 20,000     Los Angeles Department of Water and
              Power (INS) (PRE)(a)                                  4.75       7/01/2025       20,699
  6,400     Public Works Board                                      5.50       4/01/2021        7,622
  6,755     Public Works Board                                      5.60       4/01/2022        8,005
  3,000     Public Works Board                                      5.13       3/01/2023        3,461
  3,130     Public Works Board                                      5.75       4/01/2023        3,696
  1,185     Public Works Board                                      5.00      11/01/2023        1,413
  2,500     Public Works Board                                      5.25       3/01/2024        2,891
  2,000     Public Works Board                                      5.00      11/01/2024        2,367
  1,250     Public Works Board                                      5.00       3/01/2025        1,481
  2,000     Public Works Board                                      5.38       3/01/2025        2,321
  1,365     Public Works Board                                      5.00       3/01/2026        1,608
 10,000     Public Works Board                                      5.00       4/01/2028       11,445
  7,000     Public Works Board                                      5.00      11/01/2028        8,078
  5,000     Public Works Board                                      5.00       4/01/2029        5,687
 11,465     Public Works Board                                      5.00      10/01/2031       13,332
  1,430     Sacramento Financing Auth. (INS)                        5.00      12/01/2024        1,501
 15,265     Sacramento Municipal Utility District
              Financing Auth. (INS)                                 4.75       7/01/2024       16,226
 10,000     Sacramento Municipal Utility District Financing Auth.   5.13       7/01/2029       10,614
  4,720     Salinas Union High School District (INS)                4.37(b)    6/01/2016        4,655
  2,000     Salinas Union High School District (INS)                4.37(b)   10/01/2016        1,963
  3,525     San Bernardino County Redevelopment Agency (INS)        5.00       9/01/2025        3,565
  2,395     San Diego USD (INS)                                     4.50       7/01/2025        2,574
  3,000     San Jose USD (INS) (PRE)                                4.50       6/01/2024        3,268
  7,065     Santa Clara County Financing Auth. (INS)                4.75       5/15/2023        7,538
  7,400     Santa Clara County Financing Auth. (INS)                4.75       5/15/2024        7,889
  7,750     Santa Clara County Financing Auth. (INS)                4.75       5/15/2025        8,256
  2,175     Semitropic Improvement District (INS) (PRE)             5.25      12/01/2018        2,194
  2,500     Solano Community College District (INS)                 4.85(b)    8/01/2023        1,686
  4,735     Solano Community College District (INS)                 4.88(b)    8/01/2024        3,021
  4,035     South Orange County Public Financing Auth. (INS)        5.00       8/15/2022        4,132
  4,920     South Orange County Public Financing Auth. (INS)        5.00       8/15/2025        5,020
 20,000     State                                                   5.25      10/01/2022       23,992

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                                                  PORTFOLIO OF INVESTMENTS |  19

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
-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$27,445     State                                                   5.75%      4/01/2027   $   32,963
 10,000     State University                                        5.00      11/01/2029       11,994
  3,120     Statewide Communities Dev. Auth.                        5.00       5/15/2021        3,257
  3,275     Statewide Communities Dev. Auth.                        5.00       5/15/2022        3,400
  3,440     Statewide Communities Dev. Auth.                        5.00       5/15/2023        3,583
  3,610     Statewide Communities Dev. Auth.                        5.00       5/15/2024        3,751
  3,795     Statewide Communities Dev. Auth.                        5.00       5/15/2025        3,935
  1,000     Statewide Communities Dev. Auth.                        5.13       5/15/2031        1,115
 10,085     Tobacco Securitization Auth.                            4.75       6/01/2025        9,963
  3,470     Tuolumne Wind Project Auth.                             5.00       1/01/2022        3,932
 10,000     Upland City                                             6.00       1/01/2026       11,544
  2,000     Washington Township Health Care District                5.75       7/01/2024        2,212
  3,500     Washington Township Health Care District                5.00       7/01/2025        3,781
                                                                                           ----------
                                                                                              408,334
                                                                                           ----------
            COLORADO (2.9%)
  5,000     Adams and Arapahoe Counties Joint School
              District No. 28J                                      3.20(b)   12/01/2022        4,204
  4,500     Adams County (INS)                                      4.38       9/01/2017        4,661
 30,955     Denver Health and Hospital Auth.                        4.75      12/01/2027       31,684
  1,000     Health Facilities Auth.                                 5.25       6/01/2023        1,040
  2,750     Health Facilities Auth.                                 5.00       6/01/2028        2,981
 10,000     Regional Transportation District                        5.00       6/01/2025       11,140
  7,585     Regional Transportation District                        5.00       6/01/2029        8,639
 14,175     Regional Transportation District                        5.00       6/01/2030       16,087
 15,005     Regional Transportation District                        5.00       6/01/2031       16,932
  9,045     State (INS) (PRE)                                       5.00      11/01/2023        9,520
                                                                                           ----------
                                                                                              106,888
                                                                                           ----------
            CONNECTICUT (0.3%)
 10,000     Health and Educational Facilities Auth.                 5.00       7/01/2034       11,082
  6,378     Mashantucket (Western) Pequot Tribe,
              acquired 7/01/2013; cost $3,750(c),(d)                7.06(e)    7/01/2031        1,470
                                                                                           ----------
                                                                                               12,552
                                                                                           ----------
            DISTRICT OF COLUMBIA (0.9%)
    375     District of Columbia                                    5.00       7/01/2023          431
  7,000     District of Columbia (INS) (PRE)                        5.00       1/01/2025        7,414
  3,870     District of Columbia                                    5.63      10/01/2025        4,321
  5,000     District of Columbia                                    5.75      10/01/2026        5,588
  7,930     District of Columbia (INS)                              4.75       5/01/2027        6,333
  6,000     District of Columbia                                    5.75      10/01/2027        6,731
  1,280     District of Columbia                                    6.00       7/01/2033        1,495
                                                                                           ----------
                                                                                               32,313
                                                                                           ----------

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

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            FLORIDA (9.3%)
$ 5,165     Brevard County School Board (INS) (PRE)                 5.00%      7/01/2025   $    5,471
  2,500     Broward County Airport System                           5.00      10/01/2024        2,851
  6,500     Broward County School Board (INS)                       5.00       7/01/2023        6,969
  4,000     Broward County School Board (INS)                       5.00       7/01/2024        4,283
  3,710     Broward County School Board (INS)                       5.00       7/01/2025        3,832
  3,270     Flagler County School Board (INS) (PRE)                 5.00       8/01/2025        3,401
  8,000     Hillsborough County IDA                                 5.65       5/15/2018        9,183
  4,250     Indian River County School Board (INS)                  5.00       7/01/2024        4,387
  3,500     Jacksonville                                            5.00      10/01/2028        3,999
  5,000     JEA St. Johns River Power Park (INS)                    5.00      10/01/2020        5,121
  1,250     Lake County School Board (INS)                          5.00       6/01/2029        1,434
  2,225     Lake County School Board (INS)                          5.00       6/01/2030        2,543
  2,500     Lee County                                              5.00      10/01/2023        2,957
  2,700     Lee County                                              5.00      10/01/2024        3,220
  7,245     Lee County IDA                                          5.00      10/01/2028        7,600
 10,535     Lee County School Board (INS) (PRE)                     5.00       8/01/2027       10,959
  3,750     Lee County School Board                                 5.00       8/01/2028        4,383
  6,465     Lee County School Board (INS) (PRE)                     5.00       8/01/2028        6,725
  6,560     Miami Beach City Health Facilities Auth.                5.00      11/15/2029        7,163
  7,500     Miami-Dade County                                       3.75      12/01/2018        8,086
  1,670     Miami-Dade County (INS) (PRE)                           5.00       4/01/2022        1,711
  2,805     Miami-Dade County (INS) (PRE)                           5.00       4/01/2023        2,874
  8,375     Miami-Dade County (INS)                                 4.75      11/01/2023        9,018
  2,345     Miami-Dade County (INS)                                 5.00      10/01/2024        2,572
  9,830     Miami-Dade County (INS)                                 4.75      11/01/2024       10,551
  2,000     Miami-Dade County                                       5.00      10/01/2025        2,344
  3,670     Miami-Dade County (INS)                                 5.00      10/01/2025        4,026
  6,440     Miami-Dade County                                       5.00      10/01/2026        7,294
  2,500     Miami-Dade County (INS)                                 5.00      10/01/2026        2,742
  7,000     Miami-Dade County                                       5.00      10/01/2027        7,895
 10,000     Miami-Dade County Expressway Auth.                      5.00       7/01/2028       11,289
  7,000     Miami-Dade County Expressway Auth.                      5.00       7/01/2029        7,866
  1,000     Miami-Dade County Expressway Auth.                      5.00       7/01/2029        1,148
  2,000     Miami-Dade County Expressway Auth.(f)                   5.00       7/01/2030        2,309
  1,610     Miami-Dade County Expressway Auth.                      5.00       7/01/2030        1,842
  2,000     Miami-Dade County Expressway Auth.(f)                   5.00       7/01/2031        2,299
  1,255     Miami-Dade County Expressway Auth.                      5.00       7/01/2031        1,427
  2,000     Miami-Dade County Expressway Auth.                      5.00       7/01/2032        2,263
  2,000     Miami-Dade County Expressway Auth.                      5.00       7/01/2033        2,256
  2,000     Miami-Dade County Expressway Auth.                      5.00       7/01/2034        2,247
  4,750     Miami-Dade County Health Facilities Auth.               5.00       8/01/2027        5,318
  4,950     Miami-Dade County Health Facilities Auth.               5.00       8/01/2028        5,514

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                                                  PORTFOLIO OF INVESTMENTS |  21

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
-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$ 5,250     Miami-Dade County Health Facilities Auth.               5.00%      8/01/2029   $    5,768
  3,500     Miami-Dade County Health Facilities Auth.               5.00       8/01/2030        3,835
  5,780     Miami-Dade County Health Facilities Auth.               5.00       8/01/2031        6,323
 10,000     Miami-Dade County School Board (INS)                    5.00       2/01/2024       10,892
 12,000     Miami-Dade County School Board (INS)                    5.25       5/01/2025       13,447
 12,000     Orange County Health Facility Auth.                     5.25      10/01/2022       13,722
  5,000     Orange County Health Facility Auth.                     5.38      10/01/2023        5,716
  3,055     Osceola County School Board                             5.00       6/01/2028        3,420
  6,235     Palm Beach County Health Facilities Auth. (INS)         5.00      12/01/2021        6,243
  7,595     Palm Beach County Health Facilities Auth.               5.00      11/15/2023        8,347
    650     Palm Beach County School Board (INS)                    5.00       8/01/2022          676
  1,995     Pinellas County Educational Facilities Auth.            5.00      10/01/2021        2,292
  1,080     Pinellas County Educational Facilities Auth.            4.00      10/01/2022        1,152
  1,415     Pinellas County Educational Facilities Auth.            4.00      10/01/2023        1,488
  2,045     Pinellas County Educational Facilities Auth.            5.38      10/01/2026        2,289
  1,895     Pinellas County Educational Facilities Auth.            5.00      10/01/2027        2,078
  2,615     Pinellas County Educational Facilities Auth.            6.50      10/01/2031        3,083
  7,370     Saint Lucie County (INS)                                5.00      10/01/2028        8,281
  2,045     Saint Lucie County School Board                         5.00       7/01/2025        2,353
  1,500     Saint Lucie County School Board                         5.00       7/01/2026        1,713
  3,195     Southeast Overtown/Park West Community
              Redevelopment Agency(g)                               5.00       3/01/2030        3,493
  8,970     Sunshine State Governmental Financing Commission        5.00       9/01/2019       10,360
  5,525     Sunshine State Governmental Financing Commission        5.00       9/01/2020        6,404
  1,055     Sunshine State Governmental Financing
              Commission (INS)                                      5.00       9/01/2021        1,227
  4,585     Volusia County School Board (INS) (PRE)                 5.00       8/01/2022        4,771
  4,920     Volusia County School Board (INS) (PRE)                 5.00       8/01/2023        5,120
  5,165     Volusia County School Board (INS) (PRE)                 5.00       8/01/2024        5,374
                                                                                           ----------
                                                                                              341,239
                                                                                           ----------
            GEORGIA (0.6%)
 10,000     Burke County Dev. Auth.                                 7.00       1/01/2023       11,596
  4,000     Glynn-Brunswick Memorial Hospital Auth.                 5.25       8/01/2023        4,350
  2,000     Private Colleges and Universities Auth.                 5.25      10/01/2027        2,246
  3,000     Private Colleges and Universities Auth.                 5.25      10/01/2027        3,328
                                                                                           ----------
                                                                                               21,520
                                                                                           ----------
            GUAM (0.4%)
  1,000     Power Auth.                                             5.00      10/01/2027        1,158
  1,000     Power Auth.                                             5.00      10/01/2029        1,115
  1,000     Power Auth.                                             5.00      10/01/2030        1,115
  1,000     Power Auth.                                             5.00      10/01/2030        1,144
    695     Power Auth.                                             5.00      10/01/2031          772

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22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$ 1,000     Power Auth. (INS)                                       5.00%     10/01/2032   $    1,134
    750     Waterworks Auth.                                        5.00       7/01/2023          856
    600     Waterworks Auth.                                        5.00       7/01/2024          685
    750     Waterworks Auth.                                        5.00       7/01/2025          848
  1,000     Waterworks Auth.                                        5.00       7/01/2028        1,113
  1,000     Waterworks Auth.                                        5.00       7/01/2029        1,103
  3,000     Waterworks Auth.                                        5.25       7/01/2033        3,351
                                                                                           ----------
                                                                                               14,394
                                                                                           ----------
            ILLINOIS (9.5%)
  1,000     Bedford Park Village                                    4.60      12/01/2017        1,025
  3,240     Bedford Park Village                                    4.80      12/01/2020        3,320
  3,085     Bedford Park Village                                    4.90      12/01/2023        3,142
  3,861     Chicago                                                 6.63      12/01/2022        3,898
 30,000     Chicago (INS)                                           4.45(b)    1/01/2023       21,548
  1,000     Chicago                                                 5.00       1/01/2031        1,119
  2,000     Chicago                                                 5.00      11/01/2031        2,265
  1,000     Chicago                                                 5.00       1/01/2032        1,115
  2,000     Chicago                                                 5.00      11/01/2033        2,249
  6,525     Chicago Midway Airport                                  5.00       1/01/2027        7,439
 11,750     Chicago Midway Airport                                  5.00       1/01/2029       13,316
  5,175     Chicago Midway Airport                                  5.00       1/01/2030        5,843
  8,910     Chicago Midway Airport                                  5.00       1/01/2031       10,007
  6,000     Chicago Midway Airport                                  5.00       1/01/2032        6,708
  1,635     Chicago Midway Airport                                  5.25       1/01/2033        1,837
  7,000     Chicago-O'Hare International Airport (INS)              5.00       1/01/2021        7,387
 10,000     Chicago-O'Hare International Airport (INS)              5.00       1/01/2022       10,551
  9,000     Chicago-O'Hare International Airport                    5.25       1/01/2024       10,175
  3,620     Chicago-O'Hare International Airport (INS)              5.00       1/01/2028        4,107
  1,500     Chicago-O'Hare International Airport (INS)              5.00       1/01/2029        1,690
 13,480     Chicago-O'Hare International Airport                    5.25       1/01/2029       15,464
  2,150     Chicago-O'Hare International Airport (INS)              5.13       1/01/2030        2,434
  2,370     Finance Auth.                                           5.50       5/01/2017        2,587
  4,340     Finance Auth.                                           5.75       5/01/2018        4,875
  2,080     Finance Auth.                                           5.00       2/15/2020        2,377
  1,710     Finance Auth.                                           5.00       2/15/2022        1,878
    750     Finance Auth.                                           5.25       4/01/2022          779
  2,000     Finance Auth.                                           5.00       4/01/2023        2,021
  3,400     Finance Auth. (INS)                                     5.00      11/01/2023        3,743
 14,935     Finance Auth. (INS)                                     5.00      11/15/2023       14,983
  7,140     Finance Auth.                                           5.13       2/15/2025        7,737
  4,165     Finance Auth.                                           5.00       4/01/2025        4,196
  8,210     Finance Auth.                                           4.50       5/15/2025        8,720

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                                                  PORTFOLIO OF INVESTMENTS |  23

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
-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$ 7,665     Finance Auth.                                           5.38%      8/15/2026    $   8,649
  8,000     Finance Auth.                                           4.50      11/15/2026        8,180
  1,750     Finance Auth.                                           5.40       4/01/2027        1,820
  8,250     Finance Auth.                                           5.50       7/01/2028        9,397
 20,000     Finance Auth.                                           3.90       3/01/2030       20,557
  3,385     Finance Auth.                                           5.00       9/01/2034        3,569
    315     Housing Dev. Auth.                                      4.55       7/01/2021          322
    365     Housing Dev. Auth.                                      4.60       7/01/2023          370
  3,495     Lake County Community Unit School
              District (INS) (ETM)                                  5.13(b)   12/01/2016        3,464
  4,555     Lake County Community Unit School District (INS)        5.13(b)   12/01/2016        4,425
  2,500     Metropolitan Pier and Exposition Auth. (INS)            5.20       6/15/2017        2,793
  2,500     Metropolitan Pier and Exposition Auth. (INS)            5.30       6/15/2018        2,795
  4,000     Metropolitan Pier and Exposition Auth. (INS)            5.40       6/15/2019        4,448
  5,000     Metropolitan Pier and Exposition Auth. (INS)            5.70(b)    6/15/2026        3,172
  2,000     Northeastern Illinois Univ.                             4.75      10/01/2025        2,036
  7,095     Railsplitter Tobacco Settlement Auth.                   5.00       6/01/2018        8,009
 10,000     Railsplitter Tobacco Settlement Auth.                   5.50       6/01/2023       11,707
  3,000     Sports Facilities Auth. (INS)                           5.25       6/15/2030        3,370
  5,000     Sports Facilities Auth. (INS)                           5.25       6/15/2031        5,595
  5,000     Sports Facilities Auth. (INS)                           5.25       6/15/2032        5,577
  3,700     Springfield School District No. 186 (INS)               5.00       2/01/2024        4,276
  7,200     Springfield School District No. 186 (INS)               5.00       2/01/2025        8,238
  4,215     Springfield School District No. 186 (INS)               5.00       2/01/2026        4,786
  5,000     State (INS)                                             5.00       1/01/2021        5,553
 10,000     State (INS)                                             5.00       4/01/2029       10,808
 14,070     Will County Forest Preserve District (INS)              5.40(b)   12/01/2017       13,672
                                                                                           ----------
                                                                                              348,123
                                                                                           ----------
            INDIANA (1.7%)
  1,470     Finance Auth.                                           5.00       5/01/2024        1,719
 20,000     Finance Auth. (INS)(a)                                  4.55      12/01/2024       20,608
  1,200     Finance Auth.                                           5.00       5/01/2027        1,357
  1,900     Finance Auth.                                           5.00      10/01/2027        2,084
 10,500     Finance Auth.                                           5.00       6/01/2032       11,067
  4,000     Health and Educational Facility Financing Auth.         5.00       2/15/2021        4,233
  8,375     Health and Educational Facility Financing Auth.         5.00       2/15/2022        8,857
  3,000     Jasper County (INS)                                     5.85       4/01/2019        3,431
  6,000     Rockport (INS)                                          4.63       6/01/2025        6,404
  6,181     St. Joseph County, acquired 12/17/1998;
              cost $6,119(d),(h)                                    5.75       2/15/2019          509
  1,500     Vanderburgh County Redevelopment District (PRE)         5.00       2/01/2026        1,627
                                                                                           ----------
                                                                                               61,896
                                                                                           ----------

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            IOWA (0.7%)
$ 1,325     Finance Auth. (INS)                                     5.00%     12/01/2021   $    1,354
  1,390     Finance Auth. (INS)                                     5.00      12/01/2022        1,414
  5,000     Finance Auth.                                           5.50      12/01/2022        5,291
  1,460     Finance Auth. (INS)                                     5.00      12/01/2023        1,482
  1,535     Finance Auth. (INS)                                     5.00      12/01/2024        1,555
  1,610     Finance Auth. (INS)                                     5.00      12/01/2025        1,631
  1,690     Finance Auth. (INS)                                     5.00      12/01/2026        1,709
  2,475     Waterloo Community School District                      5.00       7/01/2024        2,682
  2,775     Waterloo Community School District                      5.00       7/01/2025        2,994
  4,510     Waterloo Community School District                      5.00       7/01/2027        4,908
                                                                                           ----------
                                                                                               25,020
                                                                                           ----------
            KANSAS (0.1%)
  7,585     Wyandotte County                                        6.07(b)    6/01/2021        5,320
                                                                                           ----------
            KENTUCKY (0.9%)
  6,130     Economic Dev. Finance Auth.                             4.05(b)   10/01/2024        4,336
  7,500     Economic Dev. Finance Auth. (INS)                       5.75      12/01/2028        8,093
  3,830     Louisville/Jefferson County Metro Government            5.00      12/01/2022        4,477
  2,760     Louisville/Jefferson County Metro Government            5.00      12/01/2023        3,190
  7,160     Louisville/Jefferson County Metro Government            5.00      12/01/2024        8,233
  3,725     Pikeville City Hospital Improvement                     5.75       3/01/2026        4,214
                                                                                           ----------
                                                                                               32,543
                                                                                           ----------
            LOUISIANA (1.6%)
  2,750     Jefferson Parish Hospital District No. 1 (INS)          5.50       1/01/2026        3,076
  3,000     Jefferson Parish Hospital District No. 1 (INS)          5.38       1/01/2031        3,278
  3,750     Local Government Environmental Facilities and
              Community Dev. Auth.                                  6.50       8/01/2029        4,393
 20,000     Public Facilities Auth.                                 5.00       9/01/2028       20,649
  2,440     Terrebonne Parish Hospital Service District No. 1       5.00       4/01/2022        2,717
  2,570     Terrebonne Parish Hospital Service District No. 1       5.00       4/01/2023        2,832
  2,000     Terrebonne Parish Hospital Service District No. 1       4.65       4/01/2024        2,144
  4,250     Terrebonne Parish Hospital Service District No. 1       5.00       4/01/2028        4,587
  5,000     Tobacco Settlement Financing Corp.                      5.00       5/15/2023        5,720
 10,000     Tobacco Settlement Financing Corp.                      5.25       5/15/2031       10,788
                                                                                           ----------
                                                                                               60,184
                                                                                           ----------
            MAINE (0.5%)
  1,635     Health and Higher Educational Facilities Auth.          5.00       7/01/2024        1,871
  1,000     Health and Higher Educational Facilities Auth.          5.00       7/01/2026        1,124
 11,500     Health and Higher Educational Facilities Auth.          6.00       7/01/2026       12,677
  1,000     Health and Higher Educational Facilities Auth.          5.00       7/01/2027        1,109
  1,500     Jay                                                     4.85       5/01/2019        1,506
                                                                                           ----------
                                                                                               18,287
                                                                                           ----------

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                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            MARYLAND (0.2%)
$   510     Community Dev. Administration                           5.88%      7/01/2016   $      512
  2,500     EDC                                                     6.20       9/01/2022        2,981
  5,000     Health and Higher Educational Facilities Auth.          6.00       1/01/2028        5,324
                                                                                           ----------
                                                                                                8,817
                                                                                           ----------
            MASSACHUSETTS (1.0%)
    640     Dev. Finance Agency                                     5.00       7/01/2020          711
  1,480     Dev. Finance Agency                                     5.00       7/01/2022        1,645
  4,500     Dev. Finance Agency                                     6.25       1/01/2027        5,255
  1,720     Dev. Finance Agency                                     5.00       7/01/2027        1,826
  2,000     Dev. Finance Agency                                     5.00       7/01/2030        2,142
  3,110     Health and Educational Facilities Auth.                 5.00       7/01/2019        3,382
  9,000     Health and Educational Facilities Auth.                 6.00       7/01/2024       10,548
  4,000     Health and Educational Facilities Auth.                 5.00       7/15/2027        4,110
  5,545     Massachusetts Bay Transportation Auth.                  4.60(b)    7/01/2022        4,195
  5,000     Massachusetts Bay Transportation Auth.                  4.70(b)    7/01/2024        3,404
  1,600     Massachusetts Bay Transportation Auth.                  4.73(b)    7/01/2025        1,025
    110     Water Pollution Abatement Trust                         4.75       8/01/2025          114
                                                                                           ----------
                                                                                               38,357
                                                                                           ----------
            MICHIGAN (1.4%)
 18,000     Building Auth. (INS)                                    4.81(b)   10/15/2022       12,816
  3,000     Building Auth.                                          5.00      10/15/2029        3,437
 10,000     Grand Traverse County Hospital Finance Auth.            5.00       7/01/2029       10,907
  2,675     Hospital Finance Auth.                                  5.00      11/15/2019        2,875
  3,400     Hospital Finance Auth.                                  5.00      11/15/2022        3,583
 12,000     Kent Hospital Finance Auth.                             5.00      11/15/2029       13,411
  3,000     State Trunk Line Fund                                   5.00      11/01/2019        3,541
  2,000     State Trunk Line Fund                                   5.00      11/01/2020        2,340
                                                                                           ----------
                                                                                               52,910
                                                                                           ----------
            MINNESOTA (0.6%)
  1,080     Chippewa County                                         5.38       3/01/2022        1,141
  5,120     Chippewa County                                         5.50       3/01/2027        5,375
  2,500     Higher Education Facilities Auth.                       4.50      10/01/2027        2,641
  3,000     Municipal Power Agency                                  4.38      10/01/2025        3,115
  7,680     St. Paul Housing and Redevelopment Auth.                5.15      11/15/2020        7,925
  3,500     St. Paul Housing and Redevelopment Auth.                5.25       5/15/2026        3,700
                                                                                           ----------
                                                                                               23,897
                                                                                           ----------
            MISSISSIPPI (0.4%)
  2,000     Dev. Bank                                               5.00       4/01/2028        2,245
  7,000     Dev. Bank (INS)                                         5.00       9/01/2030        7,967
  1,650     Hospital Equipment and Facilities Auth.                 5.00      12/01/2016        1,759

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26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$ 1,000     Hospital Equipment and Facilities Auth.                 5.25%     12/01/2021   $    1,040
                                                                                           ----------
                                                                                               13,011
                                                                                           ----------
            MISSOURI (1.2%)
  1,780     Cape Girardeau County Health Care Facilities IDA        5.00       6/01/2025        2,055
 17,545     Cape Girardeau County Health Care Facilities IDA        5.00       6/01/2027       17,895
  2,555     Cape Girardeau County Health Care Facilities IDA        5.00       6/01/2027        2,899
  1,000     Cass County                                             5.00       5/01/2022        1,021
  3,315     Cass County                                             5.38       5/01/2022        3,409
  2,000     Cass County                                             5.50       5/01/2027        2,043
  2,000     Dev. Finance Board                                      4.75       6/01/2025        2,048
  2,310     Health and Educational Facilities Auth.                 5.00       5/01/2030        2,502
  2,350     Health and Educational Facilities Auth.                 5.25       5/01/2033        2,566
  1,760     Riverside IDA (INS)                                     5.00       5/01/2020        1,882
  1,380     Saint Louis County IDA                                  5.00       9/01/2023        1,479
  2,750     Saint Louis County IDA                                  5.50       9/01/2033        3,011
  1,330     St. Joseph IDA                                          5.00       4/01/2027        1,431
                                                                                           ----------
                                                                                               44,241
                                                                                           ----------
            MONTANA (0.4%)
  6,500     Forsyth (INS)                                           4.65       8/01/2023        6,931
  8,500     Forsyth                                                 3.90       3/01/2031        8,852
                                                                                           ----------
                                                                                               15,783
                                                                                           ----------
            NEVADA (1.6%)
  2,865     Clark County                                            5.00       5/15/2020        3,045
 20,470     Clark County                                            5.00       7/01/2032       23,378
 10,845     Clark County                                            5.00       7/01/2033       12,309
 18,000     Humboldt County                                         5.15      12/01/2024       20,221
                                                                                           ----------
                                                                                               58,953
                                                                                           ----------
            NEW JERSEY (3.5%)
 10,000     EDA                                                     5.25       9/01/2019       11,494
  5,000     EDA (INS)                                               5.00       7/01/2022        5,083
 10,000     EDA                                                     5.25       9/01/2022       11,444
  3,500     EDA                                                     4.45       6/01/2023        3,825
  8,830     EDA (PRE)                                               5.25       9/01/2023        9,246
 10,000     EDA                                                     5.00       6/15/2025       11,667
  2,500     EDA                                                     5.00       6/15/2026        2,802
  4,535     Essex County Improvement Auth. (INS)                    6.00      11/01/2025        5,234
 20,000     State Turnpike Auth.                                    5.00       1/01/2021       22,824
 10,000     State Turnpike Auth.                                    5.00       1/01/2034       11,376
  5,000     Tobacco Settlement Financing Corp.                      5.00       6/01/2017        5,476
  2,000     Transportation Trust Fund Auth. (PRE)                   5.25      12/15/2017        2,123
  5,000     Transportation Trust Fund Auth. (INS)                   5.25      12/15/2022        5,814
  5,580     Transportation Trust Fund Auth.                         5.00      12/15/2023        6,423

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                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$20,000     Transportation Trust Fund Auth.                         4.47%(b)  12/15/2025   $   12,739
                                                                                           ----------
                                                                                              127,570
                                                                                           ----------
            NEW MEXICO (0.9%)
 20,000     Farmington Pollution Control                            4.70       5/01/2024       21,424
  4,005     Jicarilla Apache Nation(g)                              5.00       9/01/2018        4,005
  3,250     Jicarilla Apache Nation(g)                              5.50       9/01/2023        3,233
  4,000     Sandoval County (PRE)                                   4.38       6/01/2020        4,113
                                                                                           ----------
                                                                                               32,775
                                                                                           ----------
            NEW YORK (6.4%)
  2,500     Albany IDA                                              5.75      11/15/2022        2,828
  4,000     Dormitory Auth.                                         5.20       2/15/2016        4,017
  4,760     Dormitory Auth.                                         5.30       2/15/2017        4,780
 12,560     Dormitory Auth. (ETM)                                   5.30       2/15/2019       14,219
  5,000     Dormitory Auth.                                         5.00       7/01/2020        5,450
 24,935     Dormitory Auth.                                         5.00       7/01/2022       26,734
    750     Dormitory Auth.                                         5.00       5/01/2023          845
    750     Dormitory Auth.                                         5.00       5/01/2024          840
  1,200     Dormitory Auth.                                         5.00       5/01/2025        1,334
  1,000     Dormitory Auth.                                         5.00       5/01/2026        1,104
  1,000     Dormitory Auth. (INS)                                   5.00      10/01/2027        1,197
  1,000     Dormitory Auth. (INS)                                   5.00      10/01/2028        1,182
  1,300     Dormitory Auth. (INS)                                   5.00      10/01/2029        1,525
  2,500     Dutchess County IDA                                     4.50       8/01/2026        2,508
    960     East Rochester Housing Auth. (NBGA)                     4.63       2/15/2017          963
  2,000     Erie County IDA                                         5.00       5/01/2028        2,321
 17,075     Long Island Power Auth.                                 5.00       4/01/2023       18,884
  5,000     Monroe County IDC (NBGA)                                5.75       8/15/2030        6,006
 10,000     MTA                                                     6.25      11/15/2023       12,000
  6,800     MTA                                                     5.00      11/15/2024        7,620
 16,565     MTA                                                     5.00      11/15/2024       18,088
  2,500     MTA (INS)                                               5.00      11/15/2024        2,780
     45     New York City                                           5.63       8/01/2015           45
     70     New York City                                           5.75       8/01/2016           70
  5,000     New York City                                           5.13      11/15/2022        5,814
  4,330     New York City                                           5.13      12/01/2022        4,884
  6,000     New York City                                           5.13      12/01/2023        6,757
 10,000     New York City (PRE)                                     5.00       4/01/2024       10,711
    815     New York City (PRE)                                     5.00       8/01/2024          916
  4,425     New York City                                           5.00       8/01/2024        4,914
  5,000     New York City                                           5.25      11/15/2024        5,826
  2,995     New York City (PRE)                                     5.00       2/01/2025        3,414
  2,005     New York City                                           5.00       2/01/2025        2,261
  3,500     New York City Transitional Finance Auth.                5.00       1/15/2022        4,048
 25,000     New York City Transitional Finance Auth.                5.00       5/01/2026       28,832

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28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$   575     Newburgh City                                           5.00%      6/15/2023   $      623
  2,250     Niagara Area Dev. Corp.                                 4.00      11/01/2024        2,282
  1,585     Rockland County                                         3.50      10/01/2021        1,619
  1,190     Rockland County                                         3.63      10/01/2022        1,210
  1,560     Rockland County                                         3.63      10/01/2023        1,579
  1,665     Rockland County                                         3.63      10/01/2024        1,678
    790     Saratoga County Capital Resource Corp.                  5.00      12/01/2028          905
  1,500     Suffolk County EDC                                      5.00       7/01/2028        1,644
  1,880     Suffolk County IDA                                      5.00      11/01/2014        1,886
  1,000     Suffolk County IDA                                      5.00      11/01/2015        1,041
  1,350     Westchester County Local Dev. Corp.                     5.00       1/01/2028        1,454
  2,600     Yonkers (INS)                                           5.00      10/01/2023        2,950
                                                                                           ----------
                                                                                              234,588
                                                                                           ----------
            NORTH CAROLINA (0.8%)
  3,000     Eastern Municipal Power Agency                          5.00       1/01/2024        3,372
  5,000     Eastern Municipal Power Agency                          5.00       1/01/2026        5,686
  4,805     Medical Care Commission                                 6.38       7/01/2026        5,579
  5,500     Medical Care Commission                                 5.00       7/01/2027        5,770
  2,000     Municipal Power Agency No. 1                            5.25       1/01/2020        2,235
  3,600     Turnpike Auth. (INS)                                    5.00       1/01/2022        3,982
  3,330     Turnpike Auth. (INS)                                    5.13       1/01/2024        3,677
                                                                                           ----------
                                                                                               30,301
                                                                                           ----------
            NORTH DAKOTA (0.4%)
  1,000     Grand Forks (INS)                                       5.00      12/15/2022        1,054
 11,085     Grand Forks City Health Care System                     5.00      12/01/2029       11,884
  2,055     Williams County                                         5.00      11/01/2021        2,059
                                                                                           ----------
                                                                                               14,997
                                                                                           ----------
            OHIO (1.6%)
  9,000     Air Quality Dev. Auth.                                  5.70       8/01/2020       10,464
  3,000     American Municipal Power, Inc.                          5.00       2/15/2021        3,435
  2,760     American Municipal Power, Inc.                          5.00       2/15/2022        3,123
  7,165     Buckeye Tobacco Settlement Financing Auth.              5.13       6/01/2024        6,032
  2,000     Cleveland Airport System                                5.00       1/01/2030        2,163
  1,000     Cleveland Airport System                                5.00       1/01/2031        1,076
  1,845     Fairview Park City (INS) (PRE)                          4.13      12/01/2020        1,931
    555     Fairview Park City (INS)                                4.13      12/01/2020          579
 10,000     Hamilton City (INS)                                     4.65      10/15/2022       10,534
  4,365     Hamilton County                                         4.30(b)   12/01/2025        3,026
  9,000     Hancock County Hospital Facilities                      6.50      12/01/2030       10,806
  1,750     Miami County                                            5.25       5/15/2021        1,861
  2,000     Miami County                                            5.25       5/15/2026        2,113
  2,000     Turnpike and Infrastructure Commission                  5.25       2/15/2029        2,311
                                                                                           ----------
                                                                                               59,454
                                                                                           ----------

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                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            OKLAHOMA (1.1%)
$ 5,360     Cherokee Nation (INS)(g)                                4.60%     12/01/2021   $    5,542
  5,650     Chickasaw Nation(g)                                     5.38      12/01/2017        5,975
  5,000     Chickasaw Nation(g)                                     6.00      12/01/2025        5,660
  2,020     Comanche County Hospital Auth.                          5.00       7/01/2021        2,147
  3,895     Comanche County Hospital Auth. (INS)                    5.25       7/01/2022        3,961
  3,000     Comanche County Hospital Auth. (INS)                    5.25       7/01/2023        3,046
  1,400     Norman Regional Hospital Auth.                          5.50       9/01/2024        1,457
 13,100     Norman Regional Hospital Auth.                          5.00       9/01/2027       13,494
                                                                                           ----------
                                                                                               41,282
                                                                                           ----------
            OREGON (0.1%)
  1,000     Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS) (PRE)          4.58(b)    6/15/2025          684
  5,900     Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS) (PRE)          4.59(b)    6/15/2026        3,854
                                                                                           ----------
                                                                                                4,538
                                                                                           ----------
            PENNSYLVANIA (1.8%)
  1,410     Allegheny County Higher Education Building Auth.        5.13       3/01/2025        1,598
  1,000     Allegheny County IDA                                    5.00       9/01/2021        1,022
  1,220     Allegheny County IDA                                    5.10       9/01/2026        1,233
  5,000     Beaver County IDA                                       2.15       3/01/2017        5,020
  3,000     Bethlehem Auth. (INS)                                   5.00      11/15/2030        3,371
  6,500     Cumberland County Municipal Auth.                       4.00      12/01/2026        6,532
  1,000     Delaware County Auth.                                   5.00      10/01/2025        1,068
  2,720     Delaware River Port Auth.                               5.00       1/01/2025        3,100
 13,000     Economic Dev. Financing Auth.                           4.00      10/01/2023       13,801
  1,730     Higher Educational Facilities Auth.                     5.25       7/15/2025        1,980
  2,020     Higher Educational Facilities Auth.                     5.25       7/15/2026        2,295
  2,125     Higher Educational Facilities Auth.                     5.25       7/15/2027        2,391
  2,245     Higher Educational Facilities Auth.                     5.25       7/15/2028        2,509
  2,415     Higher Educational Facilities Auth.                     5.00       7/15/2030        2,622
  1,625     Higher Educational Facilities Auth.                     5.00       7/01/2032        1,739
  1,965     Higher Educational Facilities Auth.                     5.25       7/15/2033        2,150
  1,615     Lancaster County Hospital Auth.                         5.00      11/01/2026        1,704
  1,200     Montgomery County IDA                                   5.00      11/15/2023        1,327
  2,750     Montgomery County IDA                                   5.00      11/15/2024        3,018
  1,250     Public School Building Auth.                            5.00       4/01/2023        1,445
  1,500     State Turnpike Commission                               5.00      12/01/2032        1,675
  4,345     State Turnpike Commission                               5.00      12/01/2033        4,841
                                                                                           ----------
                                                                                               66,441
                                                                                           ----------
            PUERTO RICO (0.4%)
 14,000     Government Dev. Bank (INS)                              4.75      12/01/2015       14,017

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30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$ 2,600     Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing Auth.      5.00%      4/01/2027   $    2,308
                                                                                           ----------
                                                                                               16,325
                                                                                           ----------
            RHODE ISLAND (0.4%)
    400     Health and Educational Building Corp. (INS)             5.50       5/15/2016          402
  5,500     Health and Educational Building Corp. (INS)             5.00       5/15/2026        5,708
  2,000     Health and Educational Building Corp.                   6.00       9/01/2033        2,212
  4,550     Housing and Mortgage Finance Corp.                      4.65      10/01/2026        4,582
                                                                                           ----------
                                                                                               12,904
                                                                                           ----------
            SOUTH CAROLINA (1.0%)
  5,870     Association of Governmental Organizations
              Educational Facilities Corp. (INS)                    4.75      12/01/2026        6,058
  6,325     Association of Governmental Organizations
              Educational Facilities Corp. (INS)                    4.75      12/01/2026        6,485
  5,000     Lexington County Health Services District, Inc.         5.00      11/01/2024        5,523
  7,335     Lexington County Health Services District, Inc.         5.00      11/01/2026        8,088
  7,200     Piedmont Municipal Power Agency (INS)                   5.00       1/01/2028        8,002
  2,700     Piedmont Municipal Power Agency (INS)                   5.00       1/01/2028        3,001
                                                                                           ----------
                                                                                               37,157
                                                                                           ----------
            SOUTH DAKOTA (0.1%)
  1,700     Health and Educational Facilities Auth.                 5.00      11/01/2024        1,904
                                                                                           ----------
            TENNESSEE (0.7%)
  7,000     Jackson                                                 5.25       4/01/2023        7,688
  2,125     Johnson City Health and Educational Facilities Board    5.25       7/01/2026        2,207
  1,000     Nashville and Davidson County Health and
              Educational Facilities Board (INS)                    5.10       8/01/2019        1,001
 14,750     Sullivan County Health, Educational and Housing
              Facilities Board                                      5.25       9/01/2026       15,531
                                                                                           ----------
                                                                                               26,427
                                                                                           ----------
            TEXAS (10.7%)
  2,300     Austin (INS)                                            5.00      11/15/2024        2,422
  5,610     Austin Utility Systems (INS)                            5.15(b)    5/15/2017        5,473
  3,030     Bastrop ISD (NBGA)                                      5.55(b)    2/15/2015        3,028
  3,055     Bastrop ISD (NBGA)                                      5.60(b)    2/15/2016        3,040
  3,155     Bastrop ISD (NBGA)                                      5.60(b)    2/15/2017        3,105
  3,935     Bexar County Health Facilities Dev. Corp.               5.00       7/01/2027        4,042
  4,240     Boerne ISD (NBGA)                                       3.66(b)    2/01/2026        2,924
  2,680     Central Regional Mobility Auth. (INS) (PRE)             4.55       1/01/2020        2,923
  3,445     Central Regional Mobility Auth. (INS) (PRE)             4.60       1/01/2021        3,761
    700     Central Regional Mobility Auth.                         5.00       1/01/2021          779
    500     Central Regional Mobility Auth.                         5.00       1/01/2022          556

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$   885     Central Regional Mobility Auth.                         5.90%(b)   1/01/2022   $      679
    500     Central Regional Mobility Auth.                         5.00       1/01/2023          555
  7,000     Central Regional Mobility Auth.                         6.25(b)    1/01/2024        4,852
  2,500     Central Regional Mobility Auth.                         5.75       1/01/2025        2,794
  2,535     Central Regional Mobility Auth.                         6.50(b)    1/01/2026        1,585
  3,500     Central Regional Mobility Auth.                         5.00       1/01/2033        3,707
  2,600     Conroe ISD (NBGA) (PRE)(a)                              5.00       2/15/2023        2,648
  3,100     Conroe ISD (NBGA) (PRE)(a)                              5.00       2/15/2024        3,157
  2,000     Dallas/Fort Worth International Airport                 5.25      11/01/2028        2,355
  7,500     Dallas/Fort Worth International Airport                 5.25      11/01/2029        8,784
  1,000     Decatur Hospital Auth.                                  5.25       9/01/2029        1,072
  1,000     Decatur Hospital Auth.                                  5.00       9/01/2034        1,038
 13,745     Denton ISD (NBGA)(a)                                    5.03(b)    8/15/2023        9,502
 16,500     Denton ISD (NBGA)(a)                                    5.06(b)    8/15/2024       10,820
  3,715     Ennis ISD (NBGA)                                        4.58(b)    8/15/2025        2,365
  3,720     Ennis ISD (NBGA)                                        4.60(b)    8/15/2026        2,253
  4,710     Harris County Cultural Education
              Facilities Finance Corp.                              5.00      12/01/2027        5,403
  1,400     Harris County Cultural Education
              Facilities Finance Corp.                              5.00       6/01/2028        1,535
 40,000     Harris County IDC                                       5.00       2/01/2023       43,480
  1,895     Hidalgo County Health Services Corp.                    4.75       8/15/2017        1,897
    350     Hidalgo County Health Services Corp.                    5.00       8/15/2019          351
  3,805     Hidalgo County Health Services Corp.                    5.00       8/15/2022        3,927
  1,785     Hidalgo County Health Services Corp.                    5.00       8/15/2026        1,853
  4,000     Houston Airport System                                  5.00       7/01/2024        4,489
  7,000     Houston Airport System                                  5.00       7/01/2025        7,831
  2,300     Houston Convention & Entertainment
              Facilities Department                                 5.00       9/01/2029        2,648
  1,000     Houston Convention & Entertainment
              Facilities Department                                 5.00       9/01/2030        1,151
  3,850     Houston Higher Education Finance Corp.                  5.25       9/01/2031        4,280
  4,075     Houston Higher Education Finance Corp.                  5.25       9/01/2032        4,501
  4,955     Houston ISD Public Facility Corp. (INS)                 5.35(b)    9/15/2015        4,933
  3,635     Houston ISD Public Facility Corp. (INS)                 5.35(b)    9/15/2015        3,619
  6,955     Houston ISD Public Facility Corp. (INS)                 5.38(b)    9/15/2016        6,844
  2,635     Houston ISD Public Facility Corp. (INS)                 5.38(b)    9/15/2016        2,593
  3,885     Houston ISD Public Facility Corp. (INS)                 5.40(b)    9/15/2017        3,749
    105     La Porte ISD (INS)                                      5.00       2/15/2022          107
  1,490     La Porte ISD (INS) (PRE)                                5.00       2/15/2022        1,517
    225     La Porte ISD (INS)                                      5.00       2/15/2024          229
  3,310     La Porte ISD (INS) (PRE)                                5.00       2/15/2024        3,371
  1,655     Lewisville (INS)                                        5.38       9/01/2015        1,659
  4,555     Lower Colorado River Auth. (INS)                        4.38       5/15/2025        4,813

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$ 2,000     Lower Colorado River Auth. (INS)                        4.38%      5/15/2026   $    2,113
  1,245     Marlin ISD Public Facility Corp.,
              acquired 7/22/1998; cost $1,265(d)                    5.85       2/15/2018        1,271
  3,425     Mesquite Health Facilities Dev. Corp.                   5.50       2/15/2025        3,486
  2,040     Midlothian Dev. Auth. (INS)                             5.00      11/15/2018        2,112
  2,235     Midlothian Dev. Auth. (INS)                             5.00      11/15/2021        2,283
  1,695     Midlothian Dev. Auth. (INS)                             5.00      11/15/2026        1,722
  2,295     Midlothian Dev. Auth.                                   5.13      11/15/2026        2,328
  2,155     New Braunfels ISD (NBGA)                                3.04(b)    2/01/2023        1,748
  2,500     North Texas Tollway Auth.                               6.00       1/01/2023        2,840
 15,000     North Texas Tollway Auth.                               6.00       1/01/2025       17,377
  1,220     Nueces River Auth. (INS)                                5.00       7/15/2023        1,264
  1,530     Nueces River Auth. (INS)                                5.00       7/15/2024        1,585
  2,965     Plano ISD (NBGA)                                        4.50       2/15/2023        3,117
  2,000     Red River Education Finance Corp.                       4.38       3/15/2025        2,106
  3,000     Red River Education Finance Corp.                       4.38       3/15/2026        3,154
  8,395     Rockwall ISD (NBGA)                                     5.14(b)    2/15/2022        6,123
  9,205     Sabine River Auth. (INS)                                4.95       3/01/2018       10,020
  2,000     San Leanna Education Facilities Corp.                   5.00       6/01/2018        2,167
  1,965     San Leanna Education Facilities Corp.                   5.13       6/01/2023        2,071
  1,000     San Leanna Education Facilities Corp.                   5.13       6/01/2024        1,050
  1,545     San Leanna Education Facilities Corp.                   5.13       6/01/2025        1,617
  5,200     Schertz-Cibolo-Universal City ISD (NBGA) (PRE)          4.86(b)    2/01/2023        3,527
  3,320     State                                                   5.00       8/01/2016        3,345
  3,750     Tarrant County Cultural Education
              Facilities Finance Corp.                              5.25      11/15/2022        4,088
  1,100     Tarrant County Cultural Education
              Facilities Finance Corp.                              6.00      11/15/2026        1,146
  8,300     Tarrant County Cultural Education
              Facilities Finance Corp.                              5.13       5/15/2027        8,421
  5,000     Tarrant Regional Water District (INS)                   4.38       3/01/2021        5,257
  4,510     Transportation Commission (PRE)                         4.38       4/01/2025        4,789
  2,490     Transportation Commission                               4.38       4/01/2025        2,628
 13,000     Transportation Commission                               4.50       4/01/2026       14,094
  7,170     Tyler Health Facilities Dev. Corp.                      5.25      11/01/2019        7,884
  7,945     Tyler Health Facilities Dev. Corp.                      5.25      11/01/2021        8,641
  3,360     Tyler Health Facilities Dev. Corp.                      5.25      11/01/2022        3,640
  3,800     Tyler Health Facilities Dev. Corp.                      5.25      11/01/2023        4,088
  8,745     Tyler Health Facilities Dev. Corp.                      5.25       7/01/2026        9,159
 10,000     Tyler Health Facilities Dev. Corp.                      5.50       7/01/2027       11,161
 10,000     Univ. of Texas Board of Regents                         4.25       8/15/2025       10,762
  1,795     Weatherford ISD (NBGA)                                  4.73(b)    2/15/2023        1,275
  1,795     Weatherford ISD (NBGA)                                  4.77(b)    2/15/2024        1,212

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$ 5,970     Williamson County (INS)                                 5.13%      2/15/2022   $    6,556
  1,690     Wylie ISD (NBGA)                                        5.10(b)    8/15/2015        1,686
                                                                                           ----------
                                                                                              391,912
                                                                                           ----------
            UTAH (0.3%)
 18,337     Jordanelle Special Service District,
              acquired 6/18/2009; cost $18,337(d),(g),(h),(i)       4.44       8/01/2030       10,269
                                                                                           ----------
            VERMONT (0.3%)
  9,000     EDA                                                     5.00      12/15/2020       10,465
                                                                                           ----------
            VIRGINIA (1.0%)
  1,750     Albemarle County IDA                                    5.00       1/01/2024        1,786
  2,290     College Building Auth.                                  5.00       6/01/2021        2,379
 11,280     College Building Auth.                                  5.00       6/01/2026       11,565
 14,924     Farms of New Kent Community Dev. Auth., acquired
              9/08/2006-10/04/2007; cost $14,395(d),(h),(i)         5.13       3/01/2036        7,462
 10,000     Roanoke County EDA                                      5.00       7/01/2025       11,269
  1,000     Small Business Financing Auth.                          5.13       9/01/2022        1,068
                                                                                           ----------
                                                                                               35,529
                                                                                           ----------
            WASHINGTON (0.2%)
    400     Higher Education Facilities Auth.                       5.20      10/01/2017          400
  5,000     Tobacco Settlement Auth.                                5.25       6/01/2031        5,469
                                                                                           ----------
                                                                                                5,869
                                                                                           ----------
            WISCONSIN (0.7%)
  8,300     Health and Educational Facilities Auth.                 5.13       2/15/2026        8,700
  1,500     Health and Educational Facilities Auth.                 5.00       8/15/2026        1,719
  2,000     Health and Educational Facilities Auth.                 5.00       7/15/2028        2,176
  1,935     Health and Educational Facilities Auth.                 5.00       8/15/2029        2,180
  5,000     Health and Educational Facilities Auth.                 5.13       4/15/2031        5,518
  3,920     Sheboygan (INS)                                         5.00       9/01/2015        4,085
                                                                                           ----------
                                                                                               24,378
                                                                                           ----------
            Total Fixed-Rate Instruments (cost: $2,862,336)                                 3,042,805
                                                                                           ----------
            PUT BONDS (7.9%)

            ARIZONA (1.3%)
 16,000     Health Facilities Auth.                                 1.89(j)    2/01/2048       16,262
 30,000     Health Facilities Auth.                                 1.89(j)    2/01/2048       30,338
                                                                                           ----------
                                                                                               46,600
                                                                                           ----------
            CALIFORNIA (0.7%)
 10,000     Bay Area Toll Auth.                                     0.94(j)    4/01/2045        9,927
 17,000     Bay Area Toll Auth.                                     1.14(j)    4/01/2045       17,115
                                                                                           ----------
                                                                                               27,042
                                                                                           ----------

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            FLORIDA (0.7%)
$ 7,375     Miami-Dade County IDA                                   4.00%     10/01/2018   $    7,507
 16,000     Putnam County Dev. Auth. (INS)                          5.35       3/15/2042       18,291
                                                                                           ----------
                                                                                               25,798
                                                                                           ----------
            ILLINOIS (0.4%)
  5,000     Chicago Board of Education                              0.87(j)    3/01/2036        4,869
  7,500     Educational Facilities Auth.                            4.75      11/01/2036        8,099
                                                                                           ----------
                                                                                               12,968
                                                                                           ----------
            INDIANA (0.1%)
  4,000     Rockport Pollution Control                              1.75       6/01/2025        4,014
                                                                                           ----------
            LOUISIANA (0.5%)
 16,750     St. Charles Parish                                      4.00      12/01/2040       17,925
                                                                                           ----------
            MASSACHUSETTS (0.2%)
  6,000     Dev. Finance Agency (PRE)                               5.75      12/01/2042        7,258
                                                                                           ----------
            MICHIGAN (0.5%)
 15,000     Hospital Finance Auth.                                  6.00      12/01/2034       17,428
                                                                                           ----------
            NEW MEXICO (0.9%)
 10,000     Farmington                                              4.75       6/01/2040       10,744
 20,000     Farmington                                              5.20       6/01/2040       22,399
                                                                                           ----------
                                                                                               33,143
                                                                                           ----------
            NORTH CAROLINA (0.3%)
 10,000     Capital Facilities Finance Agency                       0.30       7/01/2034       10,000
                                                                                           ----------
            OHIO (1.1%)
  8,000     Air Quality Dev. Auth.                                  5.75       6/01/2033        8,557
 30,000     Water Dev. Auth.(a)                                     4.00      12/01/2033       31,823
                                                                                           ----------
                                                                                               40,380
                                                                                           ----------
            PENNSYLVANIA (0.8%)
  8,800     Beaver County IDA                                       2.70       4/01/2035        8,916
 11,000     Berks County Municipal Auth.                            1.54(j)   11/01/2039       11,288
  1,750     Economic Dev. Financing Auth.                           1.75      12/01/2033        1,780
  8,750     Economic Dev. Financing Auth.                           2.55      11/01/2041        8,843
                                                                                           ----------
                                                                                               30,827
                                                                                           ----------
            TEXAS (0.4%)
 14,935     San Antonio Housing Trust Finance Corp. (NBGA)          3.50(j)    4/01/2043       15,016
                                                                                           ----------
            Total Put Bonds (cost: $273,678)                                                  288,399
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON        FINAL          VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            ADJUSTABLE-RATE NOTES (0.5%)

            NEW JERSEY (0.5%)
$10,000     EDA                                                     1.59%      9/01/2027   $    9,999
 10,000     EDA                                                     1.64       3/01/2028        9,999
                                                                                           ----------
                                                                                               19,998
                                                                                           ----------
            Total Adjustable-Rate Notes (cost: $20,000)                                        19,998
                                                                                           ----------

            VARIABLE-RATE DEMAND NOTES (8.2%)

            CALIFORNIA (0.8%)
 10,200     Golden State Tobacco Securitization
              Corp. (INS) (LIQ)(g)                                  0.44       6/01/2045       10,200
 15,230     State (LIQ) (LOC - Dexia Credit Local)(g)               0.29       8/01/2027       15,230
  4,815     Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                   1.04       5/01/2040        4,815
                                                                                           ----------
                                                                                               30,245
                                                                                           ----------
            CONNECTICUT (0.2%)
  5,000     State(k)                                                0.34       7/01/2017        5,000
                                                                                           ----------
            IDAHO (0.9%)
 19,885     American Falls Reservoir District                       0.18       2/01/2025       19,885
 13,550     Housing and Finance Association(k)                      0.29       1/01/2038       13,550
                                                                                           ----------
                                                                                               33,435
                                                                                           ----------
            ILLINOIS (0.4%)
 14,100     State Toll Highway Auth. (INS) (LIQ)                    0.25       1/01/2016       14,100
                                                                                           ----------
            KENTUCKY (0.1%)
  5,000     Economic Dev. Finance Auth. (INS) (LIQ)(g)              0.29       6/01/2016        5,000
                                                                                           ----------
            LOUISIANA (0.4%)
 15,100     St. James Parish                                        0.20      11/01/2040       15,100
                                                                                           ----------
            NEW JERSEY (0.6%)
 22,160     EDA (LIQ) (LOC - Dexia Credit Local)(g)                 0.29       9/01/2022       22,160
                                                                                           ----------
            NEW YORK (0.2%)
  3,410     Oneida County IDA (LOC - RBS Citizens, N.A.)            0.07       7/01/2037        3,410
  4,760     Urban Dev. Corp. (LIQ) (LOC - Dexia Credit Local)(g)    0.19       3/15/2024        4,760
                                                                                           ----------
                                                                                                8,170
                                                                                           ----------
            PENNSYLVANIA (1.6%)
 14,305     Butler County General Auth. (INS) (LIQ)                 0.06       9/01/2027       14,305
 43,265     Emmaus General Auth. (INS) (LIQ)                        0.05      12/01/2028       43,265
                                                                                           ----------
                                                                                               57,570
                                                                                           ----------

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
Principal                                                                                      Market
Amount                                                             Coupon        Final          Value
(000)         Security                                              Rate       Maturity         (000)
-----------------------------------------------------------------------------------------------------
            RHODE ISLAND (0.3%)
$11,130     Health and Educational Building Corp.
              (LOC - RBS Citizens, N.A.)                            0.28%      4/01/2036   $   11,130
                                                                                           ----------
            TEXAS (1.7%)
 10,590     Port of Port Arthur Navigation District                 0.17      12/01/2039       10,590
 19,300     Port of Port Arthur Navigation District                 0.17      12/01/2039       19,300
 30,800     Port of Port Arthur Navigation District                 0.17      12/01/2039       30,800
  2,800     Port of Port Arthur Navigation District                 0.17      11/01/2040        2,800
                                                                                           ----------
                                                                                               63,490
                                                                                           ----------
            WASHINGTON (0.6%)
 10,000     Health Care Facilities Auth. (LIQ)(g)                   0.24       2/01/2019       10,000
 11,910     Health Care Facilities Auth. (INS) (LIQ)                0.23      12/01/2036       11,910
                                                                                           ----------
                                                                                               21,910
                                                                                           ----------
            WYOMING (0.4%)
 14,200     Gillette                                                0.22       1/01/2018       14,200
                                                                                           ----------
            Total Variable-Rate Demand Notes (cost: $301,510)                                 301,510
                                                                                           ----------

            TOTAL INVESTMENTS (COST: $3,457,524)                                           $3,652,712
                                                                                           ==========
--------------------------------------------------------------------------------------------------------

($ in 000s)                                              VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS         OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS             INPUTS           INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-         $3,032,536          $10,269    $3,042,805
Put Bonds                                          -            288,399                -       288,399
Adjustable-Rate Notes                              -             19,998                -        19,998
Variable-Rate Demand Notes                         -            301,510                -       301,510
Total                                             $-         $3,642,443          $10,269    $3,652,712

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                   FIXED-RATE INSTRUMENTS
-----------------------------------------------------------------------------------------
Balance as of March 31, 2014                                                      $11,515
Purchases                                                                               -
Sales                                                                                   -
Transfers into Level 3                                                                  -
Transfers out of Level 3                                                                -
Net realized gain (loss) on investments                                                 -
Change in net unrealized appreciation/depreciation on investments                  (1,246)
-----------------------------------------------------------------------------------------
Balance as of September 30, 2014                                                  $10,269
-----------------------------------------------------------------------------------------

For the period of April 1, 2014, through September 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) At September 30, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (c) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

   (d) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at September 30, 2014, was $20,981,000, which represented 0.6% of the Fund's net assets.

   (e) Up to 6.05% of the 7.06% coupon may be payable in PIK.

   (f) At September 30, 2014, the aggregate market value of securities purchased on a when-issued basis was $4,608,000.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

   (g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (h) At September 30, 2014, the issuer was in default with respect to interest and/or principal payments.

   (i) Security was fair valued at September 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $17,731,000, which represented 0.5% of the Fund's net assets.

   (j) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2014.

   (k) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

See accompanying notes to financial statements.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2014 (unaudited)

-------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $3,457,524)                  $3,652,712
   Receivables:
      Capital shares sold                                                                2,418
      USAA Asset Management Company (Note 6C)                                                5
      Interest                                                                          42,333
      Securities sold                                                                      294
                                                                                    ----------
         Total assets                                                                3,697,762
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                              19,489
      Capital shares redeemed                                                            1,758
      Dividends on capital shares                                                        1,566
      Bank overdraft                                                                        62
   Accrued management fees                                                               1,000
   Accrued transfer agent's fees                                                            34
   Other accrued expenses and payables                                                      35
                                                                                    ----------
         Total liabilities                                                              23,944
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $3,673,818
                                                                                    ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $3,507,234
   Overdistribution of net investment income                                               (28)
   Accumulated net realized loss on investments                                        (28,576)
   Net unrealized appreciation of investments                                          195,188
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $3,673,818
                                                                                    ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $3,643,476/268,635 shares outstanding)             $    13.56
                                                                                    ==========
      Adviser Shares (net assets of $30,342/2,237 shares outstanding)               $    13.56
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited)

-------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                             $   69,658
                                                                               ----------
EXPENSES
   Management fees                                                                  5,953
   Administration and servicing fees:
      Fund Shares                                                                   2,651
      Adviser Shares                                                                   19
   Transfer agent's fees:
      Fund Shares                                                                     553
      Adviser Shares                                                                    6
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                   31
   Custody and accounting fees:
      Fund Shares                                                                     200
      Adviser Shares                                                                    1
   Postage:
      Fund Shares                                                                      23
   Shareholder reporting fees:
      Fund Shares                                                                      16
      Adviser Shares                                                                    1
   Trustees' fees                                                                      12
   Registration fees:
      Fund Shares                                                                      23
      Adviser Shares                                                                   16
   Professional fees                                                                  143
   Other                                                                               25
                                                                               ----------
            Total expenses                                                          9,673
   Expenses reimbursed:
      Adviser Shares                                                                  (18)
                                                                               ----------
            Net expenses                                                            9,655
                                                                               ----------
NET INVESTMENT INCOME                                                              60,003
                                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                               (2,229)
   Change in net unrealized appreciation/depreciation                              54,943
                                                                               ----------
            Net realized and unrealized gain                                       52,714
                                                                               ----------
   Increase in net assets resulting from operations                            $  112,717
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited), and year ended
March 31, 2014
-------------------------------------------------------------------------------

                                                                         9/30/2014             3/31/2014
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $   60,003           $   117,675
   Net realized loss on investments                                         (2,229)              (16,134)
   Change in net unrealized appreciation/depreciation
      of investments                                                        54,943               (84,412)
                                                                        --------------------------------
      Increase in net assets resulting from operations                     112,717                17,129
                                                                        --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                          (59,545)             (117,287)
      Adviser Shares                                                          (395)                 (328)
                                                                        --------------------------------
         Total distributions of net investment income                      (59,940)             (117,615)
                                                                        --------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                             209,488                94,585
   Adviser Shares                                                            9,816                12,815
                                                                        --------------------------------
      Total net increase in net assets from capital
         share transactions                                                219,304               107,400
                                                                        --------------------------------
   Capital contribution from USAA Transfer
      Agency Company:
      Fund Shares                                                                -                     6
                                                                        --------------------------------
   Net increase in net assets                                               272,081                6,920

NET ASSETS
   Beginning of period                                                    3,401,737            3,394,817
                                                                        --------------------------------
   End of period                                                        $ 3,673,818          $ 3,401,737
                                                                        ================================
Overdistribution of net investment income:
   End of period                                                        $       (28)         $       (91)
                                                                        ================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open- end management investment company organized as a Delaware statutory trust consisting of 52 separate funds.
The information presented in this semiannual report pertains only to the USAA
Tax Exempt Intermediate- Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Intermediate-Term Fund
Shares (Fund Shares) and Tax Exempt Intermediate-Term Fund Adviser Shares
(Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.
The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker- dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company
   (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board.
       The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain fixed-rate instruments, put bonds, and adjustable-rate

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    notes which are valued based on methods discussed in Note 1A1 and variable-rate demand notes which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by quoted prices discounted for liquidity and other relevant information related to the security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
    Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,554,000;
    all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2014, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
    Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2014, the Fund paid CAPCO facility fees of $9,000, which represents 5.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses.
Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

At March 31, 2014, the Fund had no pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryfowards of $26,347,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.


                   POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
             --------------------------------------------------------
                                     TAX CHARACTER
             --------------------------------------------------------
             (NO EXPIRATION)                                BALANCE
             ---------------                              -----------
             Short-Term                                   $ 7,034,000
             Long-Term                                     19,313,000
                                                          -----------
                                   Total                  $26,347,000
                                                          ===========

For the six-month period ended September 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2014, were $255,822,000 and $69,688,000, respectively.

As of September 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2014, were $221,400,000 and $26,212,000, respectively, resulting in net unrealized appreciation of $195,188,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED             YEAR ENDED
                                      SEPTEMBER 30, 2014             MARCH 31, 2014
----------------------------------------------------------------------------------------
                                    SHARES         AMOUNT         SHARES        AMOUNT
                                   -----------------------------------------------------
    FUND SHARES:
    Shares sold                     26,052       $ 351,618        50,004     $  669,158
    Shares issued from
      reinvested dividends           3,627          49,048         7,124         94,802
    Shares redeemed                (14,164)       (191,178)      (50,411)      (669,375)
                                   -----------------------------------------------------
    Net increase from capital
      share transactions            15,515       $ 209,488         6,717     $   94,585
                                   =====================================================
    ADVISER SHARES:
    Shares sold                        912       $  12,303         1,209     $   16,030
    Shares issued from
      reinvested dividends              21             290            10            129
    Shares redeemed                   (205)         (2,777)         (251)        (3,344)
                                   -----------------------------------------------------
    Net increase from capital
      share transactions               728       $   9,816           968     $   12,815
                                   =====================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Municipal Debt Funds Index over the performance period. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    Intermediate Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                          (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)(1)                       OF AVERAGE NET ASSETS)(1)
---------------------------------------------------------------------------
+/- 20 to 50                               +/- 4
+/- 51 to 100                              +/- 5
+/- 101 and greater                        +/- 6

 (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $5,953,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $965,000 and $3,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services,

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUNDS

================================================================================

    the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2014, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,651,000 and $19,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2014, the Fund reimbursed the Manager $45,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through August 1, 2015, to limit the total annual operating expenses of the Adviser Shares to 0.80% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to August 1, 2014, the Adviser Shares' expense limitation was 0.75% of average net assets. For the six-month period ended September 30, 2014, the Adviser Shares incurred reimbursable expenses of $18,000, of which $5,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2014, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $553,000 and $6,000, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $31,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2014, USAA and its affiliates owned 378,000 shares, which represent 16.9% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                          --------------------------------------------------------------------------------------
                                2014               2014          2013           2012          2011          2010
                          --------------------------------------------------------------------------------------
Net asset value at
  beginning of period     $    13.36         $    13.75    $    13.41     $    12.56    $    12.83    $    11.88
                          --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .23                .50           .50            .54           .56           .57
  Net realized and
    unrealized gain (loss)       .20               (.39)          .34            .85          (.26)          .96
                          --------------------------------------------------------------------------------------
Total from investment
  operations                     .43                .11           .84           1.39           .30          1.53
                          --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.23)              (.50)         (.50)          (.54)         (.56)         (.57)
  Realized capital gains           -                  -             -           (.00)(a)      (.01)         (.01)
                          --------------------------------------------------------------------------------------
Total distributions             (.23)              (.50)         (.50)          (.54)         (.57)         (.58)
                          --------------------------------------------------------------------------------------
Net asset value at
    end of period         $    13.56         $    13.36    $    13.75     $    13.41    $    12.56    $    12.83
                          ======================================================================================
Total return (%)*               3.22                .85          6.31          11.25          2.29         13.07(b)
Net assets at
  end of period (000)     $3,643,476         $3,381,571    $3,387,366     $3,231,474    $2,794,641    $2,859,691
Ratios to average
  net assets:**
  Expenses (%)                   .54(c),(d)         .55(c)        .54(c)         .54(c)        .52(c)        .47(b),(c)
  Net investment
    income (%)                  3.37(d)            3.72          3.63           4.11          4.35          4.55
Portfolio turnover (%)             2                 10            11             13            14             7

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2014, average net assets were
    $3,527,571,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $66,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by less than 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED                                           PERIOD ENDED
                            SEPTEMBER 30,               YEAR ENDED MARCH 31,          MARCH 31,
                           ---------------------------------------------------------------------
                               2014             2014           2013         2012       2011***
                           ---------------------------------------------------------------------
Net asset value at
 beginning of period         $ 13.36         $ 13.75         $13.41       $12.56      $13.05
                             ---------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .21             .47            .47          .51         .35
 Net realized and
  unrealized gain (loss)         .20            (.39)           .34          .85        (.48)
                             ---------------------------------------------------------------
Total from investment
 operations                      .41             .08            .81         1.36        (.13)
                             ---------------------------------------------------------------
Less distributions from:
 Net investment income          (.21)           (.47)          (.47)        (.51)       (.35)
 Realized capital gains            -               -              -         (.00)(a)    (.01)
                             ---------------------------------------------------------------
Total distributions             (.21)           (.47)          (.47)        (.51)       (.36)
                             ---------------------------------------------------------------
Net asset value at
 end of period               $ 13.56         $ 13.36         $13.75       $13.41      $12.56
                             ===============================================================
Total return (%)*               3.10             .64           6.10        11.03       (1.04)
Net assets at
 end of period (000)         $30,342         $20,166         $7,451       $5,843      $4,756
Ratios to average
 net assets:**
 Expenses (%)(d)                 .77(b),(c)      .75(b)         .75(b)       .75(b)      .75(b),(c)
 Expenses, excluding
  reimbursements (%)             .91(b),(c)      .96(b)        1.14(b)      1.38(b)     1.56(b),(c)
 Net investment
  income (%)                    3.13(c)         3.51           3.41         3.90        4.15(c)
Portfolio turnover (%)             2              10             11           13          14

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2014, average net assets were
    $25,203,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Effective August 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.80% of the Adviser Shares' average net assets. Prior to this date, the voluntary expense limit was 0.75%.

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2014, through September 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                            BEGINNING             ENDING                DURING PERIOD*
                                          ACCOUNT VALUE        ACCOUNT VALUE            APRIL 1, 2014 -
                                          APRIL 1, 2014      SEPTEMBER 30, 2014       SEPTEMBER 30, 2014
                                        ----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,032.20                    $2.75

Hypothetical
 (5% return before expenses)                1,000.00              1,022.36                     2.74

ADVISER SHARES
Actual                                      1,000.00              1,031.00**                   3.92**

Hypothetical
 (5% return before expenses)                1,000.00              1,021.21**                   3.90**

* Expenses are equal to the annualized expense ratio of 0.54% for Fund Shares and 0.77% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.22% for Fund Shares and 3.10% for Adviser Shares for the six-month period of April 1, 2014, through September 30, 2014.

** The annualized expense ratio of 0.77% for the Adviser Shares above reflects a change effective August 1, 2014, in the rate of the Manager's voluntary expense limitation for the Adviser Shares from 0.75% to 0.80% of the Adviser Share's average annual net assets. Had the expense limitation of 0.80% been in effect for the entire six-month period of April 1, 2014, through September 30, 2014, the values in the table above would be as shown below.

                                                                                        EXPENSES PAID
                                            BEGINNING             ENDING                DURING PERIOD
                                          ACCOUNT VALUE        ACCOUNT VALUE            APRIL 1, 2014 -
                                          APRIL 1, 2014      SEPTEMBER 30, 2014       SEPTEMBER 30, 2014
                                        ----------------------------------------------------------------
ADVISER SHARES
Actual                                     1,000.00              1,031.00                     4.07

Hypothetical
 (5% return before expenses)               1,000.00              1,021.06                     4.05

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  59

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one.
In this regard, the Board's and its committees' consideration of the Advisory
Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The
Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory
Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory
Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services

================================================================================

                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results.
The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the
"performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013. The
Board also noted that the Fund's percentile performance ranking was in the top
15% of its performance universe for the one-year period ended December 31, 2013, and was in the top 5% of its performance universe for the three- and five-year periods ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The
Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager

================================================================================

62  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's
Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  63

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select `I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

211745-1114

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)             10%
   =============================================================================
   39594-1114                                (C)2014, USAA. All rights reserved.
use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                                        EXPENSES PAID
                                            BEGINNING             ENDING                DURING PERIOD*
                                          ACCOUNT VALUE        ACCOUNT VALUE            APRIL 1, 2014 -
                                          APRIL 1, 2014      SEPTEMBER 30, 2014       SEPTEMBER 30, 2014
                                        ----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,032.20                    $2.75

Hypothetical
 (5% return before expenses)                1,000.00              1,022.36                     2.74

ADVISER SHARES
Actual                                      1,000.00              1,031.00**                   3.92**

Hypothetical
 (5% return before expenses)                1,000.00              1,021.21**                   3.90**

* Expenses are equal to the annualized expense ratio of 0.54% for Fund Shares and 0.77% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.22% for Fund Shares and 3.10% for Adviser Shares for the six-month period of April 1, 2014, through September 30, 2014.

** The annualized expense ratio of 0.77% for the Adviser Shares above reflects a change effective August 1, 2014, in the rate of the Manager's voluntary expense limitation for the Adviser Shares from 0.75% to 0.80% of the Adviser Share's average annual net assets. Had the expense limitation of 0.80% been in effect for the entire six-month period of April 1, 2014, through September 30, 2014, the values in the table above would be as shown below.

                                                                                        EXPENSES PAID
                                            BEGINNING             ENDING                DURING PERIOD
                                          ACCOUNT VALUE        ACCOUNT VALUE            APRIL 1, 2014 -
                                          APRIL 1, 2014      SEPTEMBER 30, 2014       SEPTEMBER 30, 2014
                                        ----------------------------------------------------------------
ADVISER SHARES
Actual                                     1,000.00              1,031.00                     4.07

Hypothetical
 (5% return before expenses)               1,000.00              1,021.06                     4.05


================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  59

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services

================================================================================

                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2013, and was in the top 5% of its performance universe for the three- and five-year periods ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager

================================================================================

62  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  63

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select `I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

211745-1114

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39594-1114                                (C)2014, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.